Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Detail) $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 1,945
Balance at end of year	1,969
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,301
Balance at end of year	1,421
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,986
Additions	452
Disposals	(386)
Balance at end of year	3,052
Software [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,685
Amortization and impairment	331
Disposals	(385)
Balance at end of year	1,631
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	291
Balance at end of year	222
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	611
Balance at end of year	611
Core deposit intangibles [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	320
Amortization and impairment	69
Balance at end of year	389
Contract based [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	28
Balance at end of year	27
Contract based [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	34
Acquisition through business combinations	3
Adjustments	1
Balance at end of year	38
Contract based [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	6
Amortization and impairment	5
Balance at end of year	11
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	183
Balance at end of year	157
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	314
Acquisition through business combinations	9
Adjustments	(1)
Balance at end of year	322
Customer relationships [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	131
Amortization and impairment	35
Adjustments	(1)
Balance at end of year	165
Finite Life Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,803
Balance at end of year	1,827
Finite Life Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	3,945
Acquisition through business combinations	12
Additions	452
Disposals	(386)
Balance at end of year	4,023
Finite Life Intangible Assets [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,142
Amortization and impairment	440
Disposals	(385)
Adjustments	(1)
Balance at end of year	$ 2,196